Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities
Net loss	$ 5,796,831	$ 3,818,338
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation expense	645,808	1,638,706
Common stock issued for interest and in lieu of salary to officers and fees for services from consultants	702,743	530,737
Interest expense related to amortization of the discount on convertible notes payable and line of credit and deferred financing costs	1,577,845	529,920
Change in fair value of derivative warrant liability	202,110
Amortization and depreciation expense	8,580	8,190
Changes in assets and liabilities:
Accounts receivable	(41,856)	(32,784)
Inventories	11,815	12,812
Prepaid expenses and other current assets	16,913	(10,417)
Accounts payable and accrued expenses	(62,681)	(233,965)
Accrued officer bonus	100,000
Deposits	(135,000)	25,000
Other assets	(28,542)
Net cash used in operating activities	(2,799,096)	(1,340,139)
Cash flows from investing activities
Equipment purchases	(55,349)
Net cash used in investing activities	(55,349)
Cash flows from financing activities
Proceeds from convertible notes payable	2,190,000	1,768,000
Proceeds from letter of credit	300,000
Proceeds from warrant exercise	355,000
Payment of financing costs		(22,150)
Net cash provided by financing activities	2,845,000	1,745,850
Net effect of foreign currency translation	(21,723)
Net change in cash	(31,168)	405,711
Cash at beginning of year	1,763,114	154,460
Cash at end of period	1,731,946	560,171
Cash paid during the period for:
Interest		13,803
Income taxes	6,509	4,000
Non-cash investing and financing activities
Fair value of warrants issued in conjunction with convertible notes and letter of credit		72,320
Conversion of convertible notes payable into common stock	352,566	105,000
Issued in Conjunction with the Extension of Convertible Note Payable [Member]
Non-cash investing and financing activities
Fair value of warrants issued in conjunction with convertible notes and letter of credit	$ 2,460,975	$ 2,331,008